Loss per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Loss per share
Loss attributable to ordinary shareholders - Basic | ₨		₨ (833,808)	₨ (1,148,203)	₨ (3,993,140)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	46,477,249	46,477,249	43,543,991	34,301,152
Basic loss per share | (per share)	$ (0.24)	₨ (17.94)	₨ (26.37)	₨ (116.41)
Add: Loss attributable to non-controlling interest	$ (86)	₨ (6,387)	₨ (45,392)	₨ (58,836)
Loss attributable to ordinary shareholders - Dilutive | ₨		₨ (833,808)	₨ (1,193,595)	₨ (3,993,140)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	46,477,249	46,477,249	44,286,393	34,301,152
Diluted loss per share | (per share)	$ (0.24)	₨ (17.94)	₨ (26.95)	₨ (116.41)
Ordinary shares | Options and Restricted stock units
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation	5,258	5,258	137,785	993,737
Ordinary shares | Conversion rights
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation	742,402	742,402	0	742,402
Ordinary shares | Equity instruments
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation	0	0	34	791